SCHEDULE OF ALLOCATION OF PURCHASE PRICE IN REGARD TO ACQUISITION (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2021
Business Combination [Line Items]
Goodwill	$ 8,973,501	$ 8,973,501	$ 8,973,501
Stateside [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 32,700
Accounts receivable, net				154,678
Due from factor, net				371,247
Inventory				603,625
Prepaid expenses and other current assets				7,970
Deposits				9,595
Property, equipment and software, net
Goodwill	$ 2,104,056	$ 2,104,056	$ 2,104,056	2,104,056
Intangible assets				5,939,140
Accounts payable				(374,443)
Accrued expenses and other liabilities				(445,372)
Purchase price consideration				$ 8,403,196